Accrued Expenses and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities And Other Liabilities [Abstract]
Accrued salaries and benefits	$ 1,159	$ 690
Accrued professional fees	136	171
Accrued renovation costs	705
Advance received from customers	708	173
Others	285	466
Accrued expenses and other payables	$ 2,993	$ 1,500